Equity - Schedule of Equity Warrants (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Equity Warrants [Line Items]
Outstanding	58,921,419
Weighted average exercise price	$ 0.39	$ 3
August 28 2026 [Member]
Schedule of Equity Warrants [Line Items]
Outstanding	250,000
Expiry date	Aug. 28, 2026	Aug. 28, 2026
Weighted average exercise price	$ 3	$ 3
March 12 2027 [Member]
Schedule of Equity Warrants [Line Items]
Outstanding	99,998
Expiry date	Mar. 12, 2027	Mar. 12, 2027
Weighted average exercise price	$ 3	$ 3
October 30 2029
Schedule of Equity Warrants [Line Items]
Outstanding	28,571,425
Expiry date	Oct. 30, 2029
Weighted average exercise price	$ 0.38
April 30, 2027 [Member]
Schedule of Equity Warrants [Line Items]
Outstanding	28,571,425
Expiry date	Apr. 30, 2027
Weighted average exercise price	$ 0.38
March 24, 2028 [Member]
Schedule of Equity Warrants [Line Items]
Outstanding	1,428,571
Expiry date	Mar. 24, 2028
Weighted average exercise price	$ 0.34